SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Translation of foreign currency financial statements (Details) - SL BIO LTD	Dec. 31, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Years ended NTD: US$1 exchange rate	31.27	32.81
Annual average NTD: US$1 exchange rate	31.35	32.05